SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 15 - SUBSEQUENT EVENTS

In July and August 2013, the company repaid $0.8 million of short term loans to Taizhou Bank and $1.1 million to ICBC.  In the same period, the company obtained $1.3 million short term loans at and interest rate of 7.05% and 7.41% from Taizhou Bank.  The loans are guaranteed by related party and will be due in January and February 2014.

In July and August 2013, approximately $9.3 million of notes payable matured and approximately $7.3 million of notes payable were issued. The new notes payable will be due in January and February 2014.

               Effective August 6, 2013, Benjamin Zhu, for personal reasons, resigned as the Company's Corporate Secretary and its Chief Financial Officer. The Company has appointed Chi Kwong Fung as the Company's new Finance Director and interim Chief Financial Officer pending the Company's hiring of a Chief Financial Officer. Mr. Fung most recently served as Senior Finance Manager for SF Express (Group) Co. Limited. He served as Financial Controller for Carlo Castello Management & Accounting Services Ltd. For thirteen years, Mr. Fung was the Finance Manager for T.G. Battery Co. (Hong Kong) Limited. Mr. Fung has had extensive years managing the finances of the factories of T.G. Battery Co., a joint venture of Toshiba and a Singapore listed company.  At this company, he managed the finances of five production plants. He holds a CPA, a MBA from Henley College in the UK, and a Masters in Law from Hong Kong University in Corporate and Finance Law

Charles Schillings, the Company's Co-Chief Executive Officer, has been appointed as Corporate Secretary.

On August 7, 2013, the 2013 annual meeting of shareholders was held at the San Francisco Airport Marriott Waterfront, 1800 Old Bayshore Highway, Burlingame, CA. According to the 2013 annual meeting of the shareholders, the following individuals were elected as directors to serve until the next annual meeting of shareholders or until their respective successors have been duly qualified and elected:

Priscilla M. Lu
Goman Chong
Co Tuong Nguyen
Wang Huai Yi
Wang Gang (Alex)

The CEVC convertible note has been extended to August 12, 2014.